Class A C G P R [Member] Annual Fund Operating Expenses - Class A C G P R - Putnam Government Money Market Fund	Sep. 30, 2025
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.45%
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.45%
Class G Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.33%
Class P Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.33%
Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.45%

[1]	The fund’s Board of Trustees has determined to limit payments under the distribution and services (12b-1) plans in place with respect to class C and class R shares to 0.00% of average net assets.